Offerings	Oct. 02, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2034
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,475,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,744.62
Offering Note	(1) These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registrant's Registration Statement on Form S-3 (File Nos. 333-282398 and 333-282398-01), which was filed on September 30, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of 5.000% Senior Notes due 2034
Fee Rate	0.01531%
Offering Note	(1) These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registrant's Registration Statement on Form S-3 (File Nos. 333-282398 and 333-282398-01), which was filed on September 30, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (2) Ferguson UK Holdings LTD has fully and unconditionally guaranteed the 5.000% Notes due 2034 issued by Ferguson Enterprises Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantee.